SP 500 2x Strategy Fund Expense Example - Class H [Member] - SP 500 2x Strategy Fund - Class H	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 177
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	$ 2,150